EMPLOYEE BENEFIT PLANS - Principal actuarial assumptions (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Principal actuarial assumptions
Inflation rate	1.00%
Future salary increases	1.50%
Future pension increases	1.80%
Fair value hierarchy of total plan assets measured at fair value by asset	¥ 6	¥ 32
Expect to contribute	1
Benefits expected to be paid in 2021	¥ 8
Germany
Principal actuarial assumptions
Discount rate	0.33%
Other
Principal actuarial assumptions
Discount rate	0.12%
Equity securities
Principal actuarial assumptions
Target asset allocation for the plan, as a percentage of total plan assets	25.00%
Debt securities
Principal actuarial assumptions
Target asset allocation for the plan, as a percentage of total plan assets	30.00%
Level 1
Principal actuarial assumptions
Fair value hierarchy of total plan assets measured at fair value by asset	¥ 6
Level 1 | Equity funds
Principal actuarial assumptions
Fair value hierarchy of total plan assets measured at fair value by asset	1
Level 1 | Bond funds
Principal actuarial assumptions
Fair value hierarchy of total plan assets measured at fair value by asset	2
Level 1 | Property
Principal actuarial assumptions
Fair value hierarchy of total plan assets measured at fair value by asset	2
Level 1 | Other
Principal actuarial assumptions
Fair value hierarchy of total plan assets measured at fair value by asset	¥ 1